Loans - Summary of Allowance for Credit Losses (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2023	Oct. 31, 2022	Jan. 31, 2022
Disclosure of detailed information about borrowings [line items]
Expected credit loss allowance on debt securities classified at amortized cost	$ 14	$ 15	$ 12
Stage 3 [member] | Financial assets at amortised cost, class [member]
Disclosure of detailed information about borrowings [line items]
Expected credit loss allowance on debt securities classified at amortized cost	$ 12	$ 12	$ 10